Consolidated Condensed Schedule of Investments (USD $)	Dec. 31, 2011		Dec. 31, 2010
U.S. Treasury Bills in brokers' trading accounts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	8.35%	[1]	11.04%	[1]
Investments Owned, Face Value	$ 66,750,000	[1]	$ 98,450,000	[1]
Investments Owned, Rate of Return Range Minimum	0.10%	[1]	0.10%	[1]
Investments Owned, Rate of Return Range Maximum	0.30%	[1]	0.30%	[1]
Investments Owned, cost	66,603,904	[1]	98,314,299	[1]
Investments Owned, Fair Value	66,744,630	[1]	98,441,357	[1]
Open long contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(26,270,176)	[2]	49,414,083	[2]
Percent of Partners' Capital (net asset value)	(3.29%)	[2]	5.54%	[2]
Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(26,421,264)	[2]	46,331,192	[2]
Percent of Partners' Capital (net asset value)	(3.31%)	[2]	5.19%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,774,949	[2]	27,630,347	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	585,674	[2]	6,663,696	[2]
Percent of Partners' Capital (net asset value)	0.07%	[2]	0.75%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,033,683	[2]	9,558,662	[2]
Percent of Partners' Capital (net asset value)	0.13%	[2]	1.07%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(66,017)	[2]	2,655,082	[2]
Percent of Partners' Capital (net asset value)	(0.01%)	[2]	0.30%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,516,424	[2]	277,176	[2]
Percent of Partners' Capital (net asset value)	0.19%	[2]	0.03%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(77,043)	[2]	787,250	[2]
Percent of Partners' Capital (net asset value)	(0.01%)	[2]	0.09%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(556,221)	[2]	4,039,143	[2]
Percent of Partners' Capital (net asset value)	(0.07%)	[2]	0.45%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(23,739)	[2]	2,720,770	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.31%	[2]
Open long contracts | Futures Contracts | U.S. Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	362,188	[2]	928,568	[2]
Percent of Partners' Capital (net asset value)	0.05%	[2]	0.10%	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(29,196,213)	[2]	18,700,845	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	49,468	[2]	24,719	[2]
Percent of Partners' Capital (net asset value)	0.01%	[2]	0.00%	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(43,296)	[2]	509,737	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.06%	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,769,880	[2]	2,243,690	[2]
Percent of Partners' Capital (net asset value)	0.47%	[2]	0.25%	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Copper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(11,127,466)	[2]	8,937,572	[2]
Percent of Partners' Capital (net asset value)	(1.39%)	[2]	1.00%	[2]
Investments Owned, No. of Contracts	464	[2]	386	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Aluminum
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(21,274,187)	[2]
Percent of Partners' Capital (net asset value)	(2.66%)	[2]
Investments Owned, No. of Contracts	2,355	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Other Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(753,673)	[2]	7,077,265	[2]
Percent of Partners' Capital (net asset value)	(0.09%)	[2]	0.79%	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(29,165)	[2]	27,959	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.00%	[2]
Open long contracts | Futures Contracts | Foreign Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	212,226	[2]	(120,097)	[2]
Percent of Partners' Capital (net asset value)	0.03%	[2]	(0.01%)	[2]
Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	147,817	[2]	3,078,051	[2]
Percent of Partners' Capital (net asset value)	0.02%	[2]	0.34%	[2]
Open long contracts | Options on Futures Contracts | U.S. stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,271	[2]	4,840	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.00%	[2]
Open short contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	34,295,299	[2]	(13,457,869)	[2]
Percent of Partners' Capital (net asset value)	4.29%	[2]	(1.51%)	[2]
Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	31,988,341	[2]	(13,408,775)	[2]
Percent of Partners' Capital (net asset value)	4.00%	[2]	(1.50%)	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,654,098	[2]	(598,727)	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,895,802)	[2]	(377,927)	[2]
Percent of Partners' Capital (net asset value)	(0.24%)	[2]	(0.04%)	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	1,954,273	[2]	2,283,505	[2]
Percent of Partners' Capital (net asset value)	0.24%	[2]	0.26%	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,482,748	[2]	(1,303,695)	[2]
Percent of Partners' Capital (net asset value)	0.31%	[2]	(0.15%)	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(762,104)	[2]	(418,671)	[2]
Percent of Partners' Capital (net asset value)	(0.10%)	[2]	(0.05%)	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(19,996)	[2]	(20,500)	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.00%	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	272,588	[2]	(616,704)	[2]
Percent of Partners' Capital (net asset value)	0.03%	[2]	(0.07%)	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	654,538	[2]	(216,592)	[2]
Percent of Partners' Capital (net asset value)	0.08%	[2]	(0.02%)	[2]
Open short contracts | Futures Contracts | U.S. Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(32,147)	[2]	71,857	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.01%	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	29,334,243	[2]	(12,810,048)	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(2,768)	[2]	0	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.00%	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	190,332	[2]	(17,165)	[2]
Percent of Partners' Capital (net asset value)	0.02%	[2]	0.00%	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(167,601)	[2]	(983,344)	[2]
Percent of Partners' Capital (net asset value)	(0.02%)	[2]	(0.11%)	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Copper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	8,698,821	[2]	(4,285,970)	[2]
Percent of Partners' Capital (net asset value)	1.09%	[2]	(0.48%)	[2]
Investments Owned, No. of Contracts	499	[2]	208	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Aluminum
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	19,699,975	[2]
Percent of Partners' Capital (net asset value)	2.46%	[2]
Investments Owned, No. of Contracts	2,624	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Other Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	743,163	[2]	(7,672,518)	[2]
Percent of Partners' Capital (net asset value)	0.09%	[2]	(0.86%)	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	70,401	[2]	0	[2]
Percent of Partners' Capital (net asset value)	0.01%	[2]	0.00%	[2]
Open short contracts | Futures Contracts | Foreign Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	101,920	[2]	148,949	[2]
Percent of Partners' Capital (net asset value)	0.01%	[2]	0.02%	[2]
Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,314,511	[2]	(39,629)	[2]
Percent of Partners' Capital (net asset value)	0.29%	[2]	0.00%	[2]
Open short contracts | Options on Futures Contracts | U.S. stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(7,553)	[2]	(9,465)	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.00%	[2]
Open contracts | Total Futures, Forward and Options on Futures and Forward Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	8,025,123	[2]	35,956,214	[2]
Percent of Partners' Capital (net asset value)	1.00%	[2]	4.03%	[2]
Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	5,567,077	[2]	32,922,417	[2]
Percent of Partners' Capital (net asset value)	0.69%	[2]	3.69%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	5,429,047	[2]	27,031,620	[2]
Open contracts | Futures Contracts | U.S. Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,310,128)	[2]	6,285,769	[2]
Percent of Partners' Capital (net asset value)	(0.17%)	[2]	0.71%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions: | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,987,956	[2]	11,842,167	[2]
Percent of Partners' Capital (net asset value)	0.37%	[2]	1.33%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,416,731	[2]	1,351,387	[2]
Percent of Partners' Capital (net asset value)	0.30%	[2]	0.15%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	754,320	[2]	(141,495)	[2]
Percent of Partners' Capital (net asset value)	0.09%	[2]	(0.02%)	[2]
Open contracts | Futures Contracts | U.S. Futures Positions: | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(97,039)	[2]	766,750	[2]
Percent of Partners' Capital (net asset value)	(0.01%)	[2]	0.09%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions: | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(283,633)	[2]	3,422,439	[2]
Percent of Partners' Capital (net asset value)	(0.04%)	[2]	0.38%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	630,799	[2]	2,504,178	[2]
Percent of Partners' Capital (net asset value)	0.08%	[2]	0.29%	[2]
Open contracts | Futures Contracts | U.S. Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	330,041	[2]	1,000,425	[2]
Percent of Partners' Capital (net asset value)	0.04%	[2]	0.11%	[2]
Open contracts | Futures Contracts | Foreign Futures Positions:
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	138,030	[2]	5,890,797	[2]
Open contracts | Futures Contracts | Foreign Futures Positions: | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	46,700	[2]	24,719	[2]
Percent of Partners' Capital (net asset value)	0.01%	[2]	0.00%	[2]
Open contracts | Futures Contracts | Foreign Futures Positions: | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	147,036	[2]	492,572	[2]
Percent of Partners' Capital (net asset value)	0.02%	[2]	0.06%	[2]
Open contracts | Futures Contracts | Foreign Futures Positions: | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	3,602,279	[2]	1,260,346	[2]
Percent of Partners' Capital (net asset value)	0.45%	[2]	0.14%	[2]
Open contracts | Futures Contracts | Foreign Futures Positions: | Copper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(2,428,645)	[2]	4,651,602	[2]
Percent of Partners' Capital (net asset value)	(0.30%)	[2]	0.52%	[2]
Open contracts | Futures Contracts | Foreign Futures Positions: | Aluminum
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(1,574,212)	[2]
Percent of Partners' Capital (net asset value)	(0.20%)	[2]
Open contracts | Futures Contracts | Foreign Futures Positions: | Other Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(10,510)	[2]	(595,253)	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]	(0.07%)	[2]
Open contracts | Futures Contracts | Foreign Futures Positions: | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	41,236	[2]	27,959	[2]
Percent of Partners' Capital (net asset value)	0.01%	[2]	0.00%	[2]
Open contracts | Futures Contracts | Foreign Futures Positions: | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	314,146	[2]	28,852	[2]
Percent of Partners' Capital (net asset value)	0.04%	[2]	0.01%	[2]
Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	2,462,328	[2]	3,038,422	[2]
Percent of Partners' Capital (net asset value)	0.31%	[2]	0.34%	[2]
Open contracts | Options on Futures Contracts | U.S. stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	(4,282)	[2]	(4,625)	[2]
Percent of Partners' Capital (net asset value)	0.00%	[2]	0.00%	[2]
Securities owned
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	58.18%		50.16%
Investments Owned, Fair Value	464,744,436		447,426,370
Securities owned | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	46.12%		32.80%
Investments Owned, cost	368,310,141		292,091,597
Investments Owned, Fair Value	368,449,795		292,555,595
Securities owned | U.S. Certificates of deposit
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	5.14%
Investments Owned, Face Value	41,000,000
Investments Owned, Rate of Return Range Minimum	0.40%
Investments Owned, Rate of Return Range Maximum	0.50%
Investments Owned, cost	40,999,662
Investments Owned, Fair Value	41,037,669
Securities owned | Bank of Nova Scotia
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)			2.24%
Investments Owned, Face Value			20,000,000
Investments Owned, Rate of Return			0.30%
Investments Owned, cost			20,000,000
Investments Owned, Fair Value			20,009,468
Securities owned | U.S. Commercial paper
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	3.92%
Investments Owned, Face Value	31,300,000
Investments Owned, Rate of Return Range Minimum	0.20%
Investments Owned, Rate of Return Range Maximum	0.50%
Investments Owned, cost	31,266,369
Investments Owned, Fair Value	31,279,645
Securities owned | Citigroup Funding
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)			1.68%
Investments Owned, Face Value			15,000,000
Investments Owned, Rate of Return			0.30%
Investments Owned, cost			14,988,158
Investments Owned, Fair Value			14,996,133
Securities owned | Federal Home Loan Bank | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	8.45%		14.65%
Investments Owned, Face Value	67,500,000		130,500,000
Investments Owned, Rate of Return Range Minimum	0.20%		1.00%
Investments Owned, Rate of Return Range Maximum	0.90%		1.60%
Investments Owned, Fair Value	67,539,449		130,677,841
Securities owned | Federal Farm Credit Bank | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	34.54%		6.91%
Investments Owned, Face Value	275,875,000		61,575,000
Investments Owned, Rate of Return Range Minimum	0.30%		0.20%
Investments Owned, Rate of Return Range Maximum	1.60%		1.40%
Investments Owned, Fair Value	275,919,554		61,636,684
Securities owned | Federal National Mortgage Association Discount Note | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	3.13%		5.05%
Investments Owned, Face Value	25,000,000		45,000,000
Investments Owned, Rate of Return Range Minimum			1.30%
Investments Owned, Rate of Return Range Maximum			1.40%
Investments Owned, Rate of Return	0.20%
Investments Owned, Fair Value	24,990,792		45,087,111
Securities owned | Federal Home Loan Mortgage Corp. | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)			3.38%
Investments Owned, Face Value			30,075,000
Investments Owned, Rate of Return Range Minimum			0.10%
Investments Owned, Rate of Return Range Maximum			1.30%
Investments Owned, Fair Value			30,109,748
Securities owned | Federal Agricultural Mortgage Corp. | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)			1.69%
Investments Owned, Face Value			15,000,000
Investments Owned, Rate of Return			1.30%
Investments Owned, Fair Value			15,066,667
Securities owned | Federal Home Loan Discount Note | U.S. Government-sponsored enterprises
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)			1.12%
Investments Owned, Face Value			10,000,000
Investments Owned, Rate of Return			0.40%
Investments Owned, Fair Value			9,977,544
Securities owned | U.S. Treasury Bills
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (net asset value)	3.00%		13.44%
Investments Owned, Face Value	24,000,000		120,000,000
Investments Owned, Rate of Return Range Minimum			0.10%
Investments Owned, Rate of Return Range Maximum			0.30%
Investments Owned, Rate of Return	0.20%
Investments Owned, cost	23,953,893		119,853,362
Investments Owned, Fair Value	$ 23,977,327		$ 119,865,174

[1]	Pledged as collateral for the trading of futures, forward and options on futures contracts.
[2]	No individual futures, forward, or options on futures contract position, other than those presented, constituted greater than 1 percent of partners' capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.